Note 12 - Equity Incentive Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Equity Incentive Plan Disclosure [Text Block]
(
7
)
EQUITY INCENTIVE PLAN:

On
August 29, 2019,
the Company's stockholders approved the Company's
2019
Omnibus Equity Incentive Plan at a special meeting of stockholders (the “Incentive Plan”). The Incentive Plan provides for the issuance of up to
6,843,750
shares of common stock pursuant to the grant of shares of common stock, stock options or other awards, to employees, officers or directors of, and consultants to, the Company and its subsidiaries. Options granted under the Incentive Plan may
either be intended to qualify as incentive stock options under the Internal Revenue Code of
1986,
or
may
be non-qualified options, and are exercisable over periods
not
exceeding
ten
years from date of grant. As of
September
30,
2020,
we had awarded
450,000
shares of common stock as awards under the Incentive Plan, with
6,393,750
shares of common stock remaining available for future awards under the Incentive Plan.

(
12
) EQUITY INCENTIVE PLAN:

On
August 29, 2019,
the Company's stockholders approved the Company's
2019
Omnibus Equity Incentive Plan at a special meeting of stockholders (the “Incentive Plan”). The Incentive Plan provides for the issuance of up to
6,843,750
shares of common stock pursuant to the grant of shares of common stock, stock options or other awards, to employees, officers or directors of, and consultants to, the Company and its subsidiaries. Options granted under the Incentive Plan may
either be intended to qualify as incentive stock options under the Internal Revenue Code of
1986,
or
may
be non-qualified options, and are exercisable over periods
not
exceeding
ten
years from date of grant. As of
December 31, 2019,
we had awarded
450,000
shares of common stock as awards under the Incentive Plan, with
6,393,750
shares of common stock remaining available for future awards under the Incentive Plan.